Segment information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

	For the Years Ended September 30,
	2025	2024	2023
Revenue	$3,163,432	$2,030,855	$863,228
Expenses	(1,872,963)	(1,049,989)	(394,878)
Income tax expenses	(289,134)	(182,150)	(48,792)
Net profit of single operating segment	$1,001,335	$798,716	$419,558